LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES	Future lease payments under operating leases as of December 31, 2024 were as follows:

2025	320
2026	221
Total future lease payments	541
Less imputed interest	(19)
Total lease liability balance	522

SCHEDULE OF WEIGHTED AVERAGE LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE

The weighted average lease term and weighted average discount rate as of December 31, 2024, was as follows:

Operating leases weighted average remaining lease term (in years)	1.7
Operating leases weighted average discount rate	5.1%